Borrowings (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 193,918,000	$ 213,065,000
FHLB of Pittsburgh [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	15,589,000	18,244,000
Line of Credit Facility, Maximum Borrowing Capacity	150,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	398,936,000
Advances from Federal Home Loan Banks	67,873,000
Outstanding letter of credit amount	45,000,000
Atlantic Community Bankers Bank [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	7,000,000
PNC Bank [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	16,000,000
Zion Bank [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	17,000,000
Securities Sold under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
Available-for-sale securities pledged as collateral, amortized cost	41,587,000	27,255,000
Available-for-sale Securities Pledged as Collateral	$ 40,161,000	$ 26,626,000